Fair Value Measurements - Warrant liabilities (Details) - Level 3 - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Warrant liabilities
Fair Value - beginning of period	$ 35,502,826	$ 22,024,165
Addition	3,432,870	18,674,089
Change in fair value	14,019,814	12,257,256
Fair Value - end of period	$ 52,955,510	$ 52,955,510